SEI INVESTMENTS





SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)







SEI-F-121 (3/02)

SEI INVESTMENTS






                                             Annual Report as of March 31, 2002




                                                     SEI Asset Allocation Trust

                                           Diversified Conservative Income Fund

                                                  Diversified Conservative Fund

                                        Diversified Global Moderate Growth Fund

                                               Diversified Moderate Growth Fund

                                                 Diversified Global Growth Fund

                                                  Diversified Global Stock Fund

                                                    Diversified U.S. Stock Fund

TABLE OF CONTENTS



----------------------------------------------------------------------

Market Commentary                                                    1
----------------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance             2
----------------------------------------------------------------------
Statements of Net Assets                                             9
----------------------------------------------------------------------
Statements of Operations                                            16
----------------------------------------------------------------------
Statements of Changes in Net Assets                                 18
----------------------------------------------------------------------
Financial Highlights                                                20
----------------------------------------------------------------------
Notes to Financial Statements                                       22
----------------------------------------------------------------------
Report of Independent Accountants                                   25
----------------------------------------------------------------------
Trustees of the Trust                                               26
----------------------------------------------------------------------
Notice to Shareholders                                              29
----------------------------------------------------------------------

MARKET COMMENTARY

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2002

IT WAS A CHALLENGING MARKET CLIMATE OVER THE LAST YEAR ENDED MARCH 31, 2002 THAT INVESTORS WILL LIKELY NEVER FORGET.

THE LAST YEAR WAS DIFFICULT TO SAY THE LEAST. It began with a struggling market attempting to right itself amid hopes that the global economy might avoid recession. Equity markets appeared to finally reach bottom in early April, as investors became optimistic that an economic recovery was finally on the horizon. Although stocks rebounded throughout the spring, a dreadful second quarter earnings season sent markets tumbling once again during the summer. By early September, global stocks had fallen below their April lows and the outlook for recovery was all the more uncertain. Then disaster struck, as the events of September 11th pushed the world towards recession and sent stocks towards levels last seen several years ago.

GLOBAL INVESTORS CLOSED OUT 2001 WITH HIGH HOPES. Given that markets have historically rebounded five months ahead of an economic recovery on average, the markets roared back to life in the fourth quarter of 2001. The market upswing was driven by expectations that global economic growth would resume towards the early to middle part of 2002. Despite the market recovery, investors ended 2001 reflecting on the worst two-year stock performance in nearly a quarter century. Regardless, many believed that the positive market trend would continue into the first quarter of 2002 and finally provide a long awaited turn around from the dismal markets of the last several years.

INVESTORS WERE PLAGUED THROUGHOUT THE BEGINNING OF THE YEAR BY A VARIETY OF PRESSURES. Hopes for a market turn around were delayed in part by the ongoing fallout from the Enron fiasco, as markets increasingly spurned any and all companies that may have engaged in more aggressive accounting practices. No company suffered more during this time period than Tyco International, whose stock sank by nearly 50% amid a variety of accounting questions. The strong equity market run-up during the fourth quarter of 2001 also caused many investors to wonder whether valuations had gotten a bit ahead of themselves heading into the New Year. As a result, many investors were content to take money off of the table until stock prices came back in line with expectations.

THE FIRST QUARTER OF 2002 MAY HAVE FINALLY MARKED A TURNING POINT FOR GLOBAL MARKETS. Despite performance that could be described as mixed at best across the investment landscape, preliminary signs began to emerge that the long awaited economic recovery might finally be on its way. While a variety of challenges remain for the global economy, the outlook is looking vastly improved versus a few months ago. The strong market performance during the month of March reflects this increasingly optimistic view.

A LOOK AT THE MAJOR STOCK INDICES REVEALS THE CHALLENGES FACING GLOBAL INVESTORS IN THE LAST YEAR. The Morgan Stanley Capital International (MSCI) All Country World Index, which aggregates stock market trends for 48 global countries, declined by just over 3% in US dollar terms over the last year. U.S. stocks supported global equity market performance, climbing nearly 3% during the period as measured by the Wilshire 5000 Index. Emerging market equities performed even better, as the MSCI Emerging Markets Free Index soared by nearly 15% in U.S. dollar terms for the year. Developed international stocks were the main constraint to global equity returns, as the MSCI EAFE Index fell nearly 9% in U.S. dollar terms.

SECTORS PERFORMED AS WOULD BE EXPECTED WHEN LOOKING BACK ON THE YEAR. Although many of the major equity market sectors posted declines during the period, the more defensive areas of the equity market actually posted solid gains including consumer staples. In addition, high oil prices helped propel the energy sector to a solid advance. Conversely, declines were most pronounced within the most economically sensitive areas of the market including technology and selected telecom industries.

GLOBAL FIXED INCOME MARKETS WERE LARGELY POSITIVE DURING THE PAST YEAR. High quality bond markets generally serve as safe havens during periods of stock market weakness and volatility. The U.S. fixed income was no exception in this regard during this recent spell, as the most aggressive monetary easing in the history of the Federal Reserve encouraged already battered equity investors towards the relative safety of bonds. The investment grade U.S. bond market gained just over 5% during the year as measured by Lehman Brothers U.S. Aggregate Bond Index as a result. Despite the attractiveness of bonds, fixed income returns in developed markets outside of the U.S. actually posted a slight decline of less than 1% in U.S. dollar terms as measured by the Salomon Brothers Non-U.S. WGBI Index. Much of this weakness was attributable to a decline in the yen and euro currencies relative to the U.S. dollar during the year. Finally, emerging debt markets were positive, climbing nearly 4% in U.S. dollar terms as measured by the J.P. Morgan EMBI+ Index, while high yield offerings also posted solid gains of just over 3% as measured by the CS First Boston High Yield, Developed Countries Only Index.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                    1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2002


DIVERSIFIED CONSERVATIVE INCOME FUND



Objective

The Diversified Conservative Income Fund seeks to provide current income with the opportunity for capital growth through limited participation in the U.S. equity markets.


Strategy

A significant allocation to money market and fixed income funds should provide minimal principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.

The fixed income component of the Fund provides current income. Under normal conditions, 55% of the Fund's assets are allocated to the Core Fixed Income Fund, which invests in intermediate fixed income securities. A 20% allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

Under normal conditions, 25% of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Diversified Conservative Income Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.


Analysis

The Diversified Conservative Income Fund, Cl A returned 3.13% for the fiscal year ending March 31, 2002. The Fund's positive performance over the last year was due in large part to its significant allocation to the Core Fixed Income Fund, which performed well during the period as investors continued to seek refuge from volatile equity markets. The aggressive interest rate cutting campaign by the U.S. Federal Reserve also supported bond returns throughout much of the past year. The Fund's upside performance was also supported by its sizable allocation to money markets, as the Prime Obligation Fund continued to post consistent positive returns. The Fund's small cap value exposures also benefited returns on the equity side, as investors continued to seek overlooked opportunities in the difficult market environment. The Fund's exposure to growth stocks was the primary constraint to performance, as investors spurned these more cyclical and economically sensitive offerings in the difficult market climate.




Diversified Conservative Income Fund


AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                        Annualized    Annualized    Annualized
                             One Year       3 Year        5 Year     Inception
                              Return        Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class A          3.13%        3.82%          7.41%          7.48%
--------------------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class D          2.11%        2.81%          6.35%          6.49%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Conservative Income Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index and the Diversified Conservative Income Benchmark


                             [GRAPHIC OMITTED]



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

           SEI Diversified
         Conservative Income     Lehman Brothers       Diversified
           Fund, Class A --       Aggregate Bond       Conservative
              $15,119            Index -- $15,024  Benchmark -- $15,352
        ---------------------  ------------------- --------------------
6/96           10,000                 10,000              10,000
3/97           10,574                 10,431              10,601
3/98           12,600                 11,683              12,591
3/99           13,510                 12,440              13,570
3/00           14,527                 12,674              14,600
3/01           14,661                 14,262              14,676
3/02           15,119                 15,024              15,352




                             [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


           SEI Diversified       Lehman Brothers       Diversified
          Conservative Fund,      Aggregate Bond       Conservative
          Class D -- $14,278     Index -- $15,024  Benchmark -- $15,352
        ---------------------  ------------------- --------------------
6/96            10,000                 10,000              10,000
3/97            10,496                 10,431              10,601
3/98            12,374                 11,683              12,591
3/99            13,140                 12,440              13,570
3/00            13,990                 12,674              14,600
3/01            13,983                 14,262              14,676
3/02            14,278                 15,024              15,352


(1) For the period ended March 31, 2002. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996.


--------------------------------------------------------------------------------
2                    SEI Asset Allocation Trust / Annual Report / March 31, 2002

DIVERSIFIED CONSERVATIVE FUND


Objective

The Diversified Conservative Fund seeks to provide current income with the opportunity for capital growth through participation in the U.S. and international equity markets.


Strategy

The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity and fixed income funds. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.

The U.S. fixed income component of the Fund invests in intermediate-term bonds with maturities ranging between 5 and 10 years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility. Additionally, exposure to an international fixed income fund provides added diversification and opportunity for enhanced returns.

The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitating transactions.


Analysis

The Diversified Conservative Fund, Cl A returned 1.11% for the fiscal year ending March 31, 2002. The primary constraint to Fund performance came from the growth side of the market. Both the Large Cap Growth and Small Cap Growth strategies posted significant declines for the year, as these stocks continued to be out of favor given the struggling economy. The Fund's developed non-U.S. exposure continued to hurt returns. The high concentration in technology and telecom stocks in the international equity markets resulted in negative performance. In addition, the chronically weak euro and yen currencies relative to the U.S. dollar pushed international fixed income markets lower. Despite these areas of weakness, there were some notable bright spots that supported overall gains for the Fund. The Core Fixed Income Fund continued to generate positive returns, as lower interest rates and a high level of safety attracted investors. The Small Cap Value strategy posted solid double-digit gains over the last year to help bolster absolute results.



Diversified Conservative Fund



AVERAGE ANNUAL TOTAL RETURN(1)
--------------------------------------------------------------------------------
                                      Annualized    Annualized    Annualized
                            One Year      3 Year        5 Year     Inception
                             Return       Return        Return       to Date
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class A                1.11%       1.17%         6.65%         6.92%
--------------------------------------------------------------------------------
Diversified Conservative
 Fund, Class D                0.06%       0.15%         5.61%         5.73%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Conservative Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index, the WIlshire 5000 Index and the Diversified Conservative Benchmark


                             [GRAPHIC OMITTED]


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


       SEI Diversified       Diversified      Lehman Brothers
      Conservative Fund      Conservative      Aggregate Bond    Wilshire 5000
      Class A -- $14,607 Benchmark -- $14,724 Index -- $15,024 Index -- $17,638
      ------------------ -------------------- ---------------- ----------------
6/96        10,000              10,000             10,000          10,000
3/97        10,586              10,548             10,431          11,064
3/98        12,952              12,817             11,683          16,346
3/99        14,108              13,998             12,440          18,486
3/00        15,526              15,356             12,674          22,851
3/01        14,447              14,279             14,262          17,197
3/02        14,607              14,724             15,024          17,638



                             [GRAPHIC OMITTED]


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


       SEI Diversified       Diversified      Lehman Brothers
      Conservative Fund      Conservative      Aggregate Bond    Wilshire 5000
      Class D -- $14,032 Benchmark -- $14,934 Index -- $14,983 Index -- $18,643
      ------------------ -------------------- ---------------- ----------------
7/96       10,000               10,000             10,000            10,000
3/97       10,680               10,701             10,403            11,694
3/98       12,954               13,003             11,652            17,278
3/99       13,969               14,201             12,407            19,539
3/00       15,228               15,578             12,640            24,153
3/01       14,023               14,486             14,224            18,177
3/02       14,032               14,934             14,983            18,643


(1) For the period ended March 31, 2002. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                    3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2002


DIVERSIFIED GLOBAL MODERATE GROWTH FUND


Objective

The Diversified Global Moderate Growth Fund seeks long-term capital growth through participation in the U.S. and international equity markets. Current income is a secondary consideration.


Strategy

The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.

The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return.


Analysis

The Diversified Global Moderate Growth Fund, Cl A returned 2.06% for the fiscal year ending March 31, 2002. The primary constraint to Fund performance came from the growth side of the market. Both the Large Cap Growth and Small Cap Growth strategies posted significant declines for the year, as these stocks continued to be out of favor given the struggling economy. The Fund's developed non-U.S. exposure continued to hurt returns. The high concentration in technology and telecom stocks in the international equity markets resulted in negative performance. In addition, the chronically weak euro and yen currencies relative to the U.S. dollar pushed international fixed income markets lower. Despite these areas of weakness within the Fund, there were some notable bright spots that supported overall gains for the Fund. The Core Fixed Income Fund continued to generate positive returns, as lower interest rates and a high level of safety attracted investors. The Small Cap Value strategy posted solid double-digit gains over the last year to help bolster absolute results. In addition, the Fund's allocation to emerging markets proved highly beneficial. Emerging market stocks were the best performing equity asset class over the last year. The Emerging Debt strategy was also clicking on all cylinders, as a limited exposure to Argentina paid off handsomely during the last twelve months.


Diversified Global Moderate Growth Fund


AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                           Annualized   Annualized   Annualized
                                One Year       3 Year       5 Year    Inception
                                 Return        Return       Return      to Date
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class A             2.06%         0.72%        6.08%        6.12%
--------------------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class D             1.06%        -0.30%        5.00%        4.99%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Global Moderate Growth Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index and the Diversified Global Moderate Growth Benchmark


                             [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

       SEI Diversified
        Global Moderate   Lehman Brothers                       Diversified
          Growth Fund,    Aggregate Bond    Wilshire 5000     Global Moderate
      Class A -- $13,472 Index -- $14,322 Index -- $16,045 Benchmark -- $13,767
      ------------------ ---------------- ---------------- --------------------
12/96        10,000           10,000           10,000              10,000
3/97         10,027            9,944           10,064              10,020
3/98         12,602           11,138           14,870              12,459
3/99         13,185           11,860           16,817              13,350
3/00         15,564           12,082           20,787              15,421
3/01         13,200           13,596           15,644              13,177
3/02         13,472           14,322           16,045              13,767



                             [GRAPHIC OMITTED]


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


         SEI Diversified
         Global Moderate  Lehman Brothers                       Diversified
          Growth Fund,    Aggregate Bond    Wilshire 5000     Global Moderate
      Class D -- $12,752 Index -- $14,322 Index -- $16,045 Benchmark -- $13,767
      ------------------ ---------------- ---------------- --------------------
12/96       10,000            10,000           10,000              10,000
3/97         9,993             9,944           10,064              10,020
3/98        12,429            11,138           14,870              12,459
3/99        12,869            11,860           16,817              13,350
3/00        15,042            12,082           20,787              15,421
3/01        12,618            13,596           15,644              13,177
3/02        12,752            14,322           16,045              13,767

(1) For the period ended March 31, 2002. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996.


--------------------------------------------------------------------------------
4                    SEI Asset Allocation Trust / Annual Report / March 31, 2002

DIVERSIFIED MODERATE GROWTH FUND



Objective

The Diversified Moderate Growth Fund seeks to provide long-term growth of capital with a limited level of current income.


Strategy

The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Diversified Moderate Growth Fund provides the opportunity for long-term capital appreciation. Under normal conditions, 48% of the Fund is allocated to four style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, 12% of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility.

Under normal conditions, 39% of the Fund is allocated to across a U.S. fixed income fund and an international fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.


Analysis

The Diversified Moderate Growth Fund, Cl A returned 0.43% for the fiscal year ending March 31, 2002. The primary constraint to Fund performance came from the growth side of the market. Both the Large Cap Growth and Small Cap Growth strategies posted significant declines for the year, as these stocks continued to be out of favor given the struggling economy. The Fund's developed non-U.S. exposure continued to hurt returns. The high concentration in technology and telecom stocks in the international equity markets resulted in negative performance. In addition, the chronically weak euro and yen currencies relative to the U.S. dollar pushed international fixed income markets lower. Despite these areas of weakness within the Fund, there were some notable bright spots that supported overall gains for the Fund. The Core Fixed Income Fund continued to generate positive returns, as lower interest rates and a high level of safety attracted investors. The Small Cap Value strategy posted solid double-digit gains over the last year to help bolster absolute results.



Diversified Moderate Growth Fund


AVERAGE ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------
                                          Annualized   Annualized   Annualized
                               One Year       3 Year       5 Year    Inception
                                Return        Return       Return      to Date
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class A             0.43%       -0.21%        6.91%        7.17%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class D            -0.64%       -1.16%        5.89%        6.03%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Moderate Growth Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index and the Diversified Moderate Growth Benchmark


                             [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


         SEI Diversified
         Moderate Growth  Lehman Brothers                       Diversified
          Fund, Class A   Aggregate Bond    Wilshire 5000     Moderate Growth
          -- $14,901     Index -- $15,024 Index -- $17,638 Benchmark -- $15,133
      ------------------ ---------------- ---------------- --------------------
6/96        10,000           10,000            10,000              10,000
3/97        10,670           10,431            11,064              10,667
3/98        13,773           11,683            16,346              13,643
3/99        14,994           12,440            18,486              14,962
3/00        17,242           12,674            22,851              17,073
3/01        14,837           14,262            17,197              14,727
3/02        14,901           15,024            17,638              15,133



                             [GRAPHIC OMITTED]


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


         SEI Diversified
         Moderate Growth  Lehman Brothers                       Diversified
          Fund, Class D   Aggregate Bond    Wilshire 5000     Moderate Growth
          -- $14,703     Index -- $15,225 Index -- $17,493 Benchmark -- $15,181
      ------------------ ---------------- ---------------- --------------------
5/96         10,000          10,000           10,000               10,000
3/97         10,571          10,571           10,973               10,698
3/98         13,530          11,840           16,212               13,682
3/99         14,574          12,607           18,335               15,005
3/00         16,614          12,844           22,663               17,122
3/01         14,163          14,453           17,056               14,770
3/02         14,073          15,225           17,493               15,181


(1) For the period ended March 31, 2002. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                    5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2002



DIVERSIFIED GLOBAL GROWTH FUND


Objective

The Diversified Global Growth Fund seeks long-term capital growth through participation in the U.S. and international equity markets. Current income is a secondary consideration.


Strategy

The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There is also a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

The domestic equity portion of the Diversified Global Growth Fund invests primarily in large- and some small-sized companies, and provides exposure to distinct styles of growth and value equity fund management. Diversification is further enhanced through exposure to international and emerging markets funds.

The U.S. fixed income portion of the Fund contains intermediate-term bonds with maturities ranging between 5 and 10 years. Additionally, exposure to an international fixed income fund and a high yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.


Analysis

The Diversified Global Growth Fund, Cl A returned 1.17% for the fiscal year ending March 31, 2002. The primary constraint to Fund performance came from the growth side of the market. Both the Large Cap Growth and Small Cap Growth strategies posted significant declines for the year, as these stocks continued to be out of favor given the struggling economy. The Fund's developed non-U.S. exposure continued to hurt returns. The high concentration in technology and telecom stocks in the international equity markets resulted in negative performance. In addition, the chronically weak euro and yen currencies relative to the U.S. dollar pushed international fixed income markets lower. Despite these areas of weakness within the Fund, there were some notable bright spots that supported overall gains for the Fund. The Core Fixed Income Fund continued to generate positive returns, as lower interest rates and a high level of safety attracted investors. The Small Cap Value strategy posted solid double-digit gains over the last year to help bolster absolute results. In addition, the Fund's allocation to emerging markets proved highly beneficial. Emerging market stocks were the best performing equity asset class over the last year. The Emerging Debt strategy was also clicking on all cylinders, as a limited exposure to Argentina paid off handsomely during the last twelve months.


Diversified Global Growth Fund


AVERAGE ANNUAL TOTAL RETURN (1)

--------------------------------------------------------------------------------
                                          Annualized   Annualized   Annualized
                                One Year      3 Year       5 Year    Inception
                                 Return       Return       Return      to Date
--------------------------------------------------------------------------------
Diversified Global
 Growth Fund, Class A             1.17%       -0.56%        6.05%        6.62%
--------------------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class D             0.09%       -1.56%        4.99%        5.42%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Moderate Growth Fund, Class A and Class D, versus the Lehman Brothers Aggregate Bond Index, the Wilshire 5000 Index and the Diversified Moderate Growth Benchmark



                             [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

         SEI Diversified
          Global Growth   Lehman Brothers                                             Diversified
          Fund, Class A   Aggregate Bond    Wilshire 5000       MSCI EAFE            Global Growth
          -- $14,470     Index -- $15,024 Index -- $17,638   Index -- $10,660   Benchmark -- $14,730
      ------------------ ---------------- ----------------   ----------------   --------------------
6/96         10,000           10,000           10,000             10,000              10,000
3/97         10,789           10,431           11,064              9,988              10,781
3/98         14,066           11,683           16,346             11,847              13,907
3/99         14,717           12,440           18,486             12,565              14,906
3/00         18,200           12,674           22,851             15,718              17,991
3/01         14,303           14,262           17,197             11,650              14,213
3/02         14,470           15,024           17,638             10,660              14,730



                             [GRAPHIC OMITTED]


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


         SEI Diversified
          Global Growth   Lehman Brothers                                          Diversified
          Fund, Class D   Aggregate Bond    Wilshire 5000      MSCI EAFE          Global Growth
          -- $13,610     Index -- $15,225 Index -- $17,493  Index -- $10,719  Benchmark -- $14,748
      ------------------ ---------------- ----------------  ----------------  --------------------
5/96        10,000            10,000           10,000              10,000              10,000
3/97        10,670            10,571           10,973              10,044              10,794
3/98        13,787            11,840           16,212              11,914              13,923
3/99        14,270            12,607           18,335              12,636              14,924
3/00        17,465            12,844           22,663              15,806              18,012
3/01        13,598            14,453           17,056              11,715              14,230
3/02        13,610            15,225           17,493              10,719              14,748

(1) For the period ended March 31, 2002. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996.


--------------------------------------------------------------------------------
6                    SEI Asset Allocation Trust / Annual Report / March 31, 2002

DIVERSIFIED GLOBAL STOCK FUND


Objective

The Diversified Global Stock Fund seeks long-term capital growth through participation in the U.S. and international equity markets.


Strategy

The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.


Analysis

The Diversified Global Stock Fund, Cl A returned 0.05% for the fiscal year ending March 31, 2002. The primary constraint to Fund performance came from the growth side of the market. Both the Large Cap Growth and Small Cap Growth strategies posted significant declines for the year, as these stocks continued to be out of favor given the struggling economy. The Fund's developed non-U.S. exposure continued to hurt returns. The high concentration in technology and telecom stocks in the international equity markets resulted in negative performance. Despite these areas of weakness within the Fund, there were some notable bright spots. On an absolute basis, the Small Cap Value strategy posted solid double-digit gains over the last year to help bolster results. Although the Large Cap Value strategy eased in absolute terms, it managed to outperform its Russell 1000 Value benchmark on a relative basis. Beyond U.S. markets, the Fund's allocation to emerging markets proved highly beneficial, as emerging market equities were the best performing stock asset class over the last year.


Diversified Global Stock Fund


AVERAGE ANNUAL TOTAL RETURN (1)
--------------------------------------------------------------------------------
                                          Annualized   Annualized   Annualized
                                One Year      3 Year       5 Year    Inception
                                 Return       Return       Return      to Date
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class A                    0.05%       -2.06%        5.69%        5.48%
--------------------------------------------------------------------------------
Diversified Global Stock
 Fund, Class D                   -1.06%       -3.10%        4.61%        4.39%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified Global Stock Fund, Class A and Class D, versus the Wilshire 5000 Index, the MSCI EAFE Index and the Diversified Global Stock Benchmark



                             [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


               SEI
          Global Stock                                          Diversified
          Fund, Class A    Wilshire 5000     MSCI EAFE        Global Moderate
          -- $13,266     Index -- $16,045 Index -- $10,505 Benchmark -- $13,580
      -----------------  ---------------- ---------------- --------------------
12/96        10,000           10,000           10,000               10,000
3/97         10,058           10,064            9,844               10,009
3/98         13,548           14,870           11,675               13,463
3/99         14,119           16,817           12,383               14,407
3/00         18,211           20,787           15,490               18,117
3/01         13,259           15,644           11,481               13,263
3/02         13,266           16,045           10,505               13,580




                             [GRAPHIC OMITTED]


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


               SEI
          Global Stock                                          Diversified
          Fund, Class D    Wilshire 5000     MSCI EAFE         Global Stock
          -- $12,569     Index -- $16,045 Index -- $10,505 Benchmark -- $13,580
      -----------------  ---------------- ---------------- --------------------
12/96       10,000            10,000           10,000              10,000
3/97        10,031            10,064            9,844              10,099
3/98        13,380            14,870           11,675              13,463
3/99        13,812            16,817           12,383              14,407
3/00        17,621            20,787           15,490              18,117
3/01        12,703            15,644           11,481              13,263
3/02        12,569            16,045           10,505              13,580


(1) For the period ended March 31, 2002. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                    7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2002


DIVERSIFIED U.S. STOCK FUND


Objective

The Diversified U.S. Stock Fund seeks long-term capital growth through a diversified U.S. equity strategy.


Strategy

The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.


Analysis

The Diversified U.S. Stock Fund, Cl A returned 1.16% for the fiscal year ending March 31, 2002. The primary constraint to Fund performance came from the growth side of the market. Both the Large Cap Growth and Small Cap Growth strategies posted significant declines for the year, as these stocks continued to be out of favor given the struggling economy. Despite these areas of weakness, the value side of the market provided some notable bright spots. On an absolute basis, the Small Cap Value strategy posted solid double-digit gains over the last year to help bolster results, as investors continued to seek overlooked opportunities in the difficult market environment. Although the Large Cap Value strategy eased in absolute terms, it managed to outperform its Russell 1000 Value benchmark on a relative basis.



Diversified U.S. Stock Fund


AVERAGE ANNUAL TOTAL RETURN (1)

--------------------------------------------------------------------------------
                                          Annualized   Annualized   Annualized
                                One Year      3 Year       5 Year    Inception
                                 Return       Return       Return      to Date
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class A                    1.16%       -2.39%        8.87%       9.47%
--------------------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class D                    0.03%       -3.37%        7.76%       8.40%
--------------------------------------------------------------------------------


Comparison of Change in the Value of a $10,000 Investment in the SEI Diversified U.S. Stock Fund, Class A and Class D, versus the Wilshire 5000 Index and the Diversified U.S. Stock Benchmark



                             [GRAPHIC OMITTED]


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


             SEI Diversified
             U.S. Stock Fund,      Wilshire 5000    Diversified U.S. Stock
            Class A -- $16,928   Index -- $17,493    Benchmark -- $16,940
            ------------------   ----------------   ----------------------
5/96              10,000              10,000                 10,000
3/97              11,070              10,973                 11,051
3/98              16,650              16,212                 16,247
3/99              18,203              18,335                 17,991
3/00              22,235              22,663                 22,015
3/01              16,734              17,056                 16,291
3/02              16,928              17,493                 16,940



                             [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:


             SEI Diversified
             U.S. Stock Fund,      Wilshire 5000    Diversified U.S. Stock
            Class D -- $16,964   Index -- $18,643    Benchmark -- $17,980
            ------------------   ----------------   ----------------------
7/96              10,000              10,000                10,000
3/97              11,677              11,694                11,727
3/98              17,382              17,278                17,235
3/99              18,804              19,539                19,091
3/00              22,749              24,153                23,365
3/01              16,959              18,177                17,552
3/02              16,964              18,643                17,980


(1) For the period ended March 31, 2002. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996.



--------------------------------------------------------------------------------
8                    SEI Asset Allocation Trust / Annual Report / March 31, 2002

STATEMENT OF NET ASSETS


DIVERSIFIED CONSERVATIVE INCOME FUND


March 31, 2002
--------------------------------------------------------------------------
                                                          Market Value
Description                                   Shares     ($ Thousands)
--------------------------------------------------------------------------
EQUITY FUNDS -- 25.7%
   SEI Institutional Managed Trust
      Large Cap Growth Fund                  353,141         $   6,565
   SEI Institutional Managed Trust
      Large Cap Value Fund                   375,041             7,156
   SEI Institutional Managed Trust
      Small Cap Growth Fund                   51,012               766
   SEI Institutional Managed Trust
      Small Cap Value Fund                    41,922               760
                                                             ---------
Total Equity Funds
   (Cost $17,039)                                               15,247
                                                             ---------
FIXED INCOME FUND -- 56.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund               3,279,587            33,452
                                                             ---------
Total Fixed Income Fund
   (Cost $33,576)                                               33,452
                                                             ---------
MONEY MARKET FUND -- 20.5%
   SEI Liquid Asset Trust Prime
      Obligation Fund                     12,175,060            12,175
                                                             ---------
Total Money Market Fund
   (Cost $12,175)                                               12,175
                                                             ---------
Total Investments -- 102.6%
   (Cost $62,790)                                               60,874
                                                             ---------
Other Assets & Liabilities -- (2.6)%                            (1,558)
                                                             ---------




--------------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
--------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 4,391,491 outstanding shares
   of beneficial interest                                    $  49,268
Fund Shares of Class D
   (unlimited authorization -- no par value)
   based on 1,133,785 outstanding shares
   of beneficial interest                                       12,774
Undistributed net investment income                                384
Accumulated net realized loss on investments                    (1,194)
Net unrealized depreciation on investments                      (1,916)
                                                             ---------
Total Net Assets -- 100.0%                                   $  59,316
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                   $10.75
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                   $10.67
                                                             =========



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                    9

STATEMENT OF NET ASSETS


DIVERSIFIED CONSERVATIVE FUND


March 31, 2002

--------------------------------------------------------------------------
                                                          Market Value
Description                                   Shares     ($ Thousands)
--------------------------------------------------------------------------
EQUITY FUNDS -- 39.7%
   SEI Institutional International Trust
      International Equity Fund              542,721           $ 4,820
   SEI Institutional Managed Trust
      Large Cap Growth Fund                  444,266             8,259
   SEI Institutional Managed Trust
      Large Cap Value Fund                   471,240             8,991
   SEI Institutional Managed Trust
      Small Cap Growth Fund                   71,239             1,069
   SEI Institutional Managed Trust
      Small Cap Value Fund                    11,451               208
                                                             ---------
Total Equity Funds
   (Cost $26,979)                                               23,347
                                                             ---------
FIXED INCOME FUNDS -- 59.2%
   SEI Institutional International Trust
      International Fixed Income Fund        921,137             8,732
   SEI Institutional Managed Trust
      Core Fixed Income Fund               2,556,457            26,076
                                                             ---------
Total Fixed Income Funds
   (Cost $36,414)                                               34,808
                                                             ---------
MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust Prime
      Obligation Fund                        682,870               683
                                                             ---------
Total Money Market Fund
   (Cost $683)                                                     683
                                                             ---------
Total Investments -- 100.0%
   (Cost $64,076)                                               58,838
                                                             ---------
Other Assets & Liabilities -- (0.0)%                               (26)
                                                             ---------



--------------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
--------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 4,906,978 outstanding shares
   of beneficial interest                                    $  52,495
Fund Shares of Class D
   (unlimited authorization -- no par value)
   based on 1,157,106 outstanding shares
   of beneficial interest                                       13,258
Undistributed net investment income                                287
Accumulated net realized loss on investments                    (1,990)
Net unrealized depreciation on investments                      (5,238)
                                                             ---------
Total Net Assets -- 100.0%                                   $  58,812
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                    $9.71
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                    $9.66
                                                             =========





The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
10                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

DIVERSIFIED GLOBAL MODERATE GROWTH FUND


March 31, 2002


--------------------------------------------------------------------------
                                                          Market Value
Description                                   Shares     ($ Thousands)
--------------------------------------------------------------------------
EQUITY FUNDS -- 60.8%
   SEI Institutional International Trust
      Emerging Markets Equity Fund         1,071,394           $ 9,074
   SEI Institutional International Trust
      International Equity Fund            2,045,137            18,161
   SEI Institutional Managed Trust
      Large Cap Growth Fund                1,470,579            27,338
   SEI Institutional Managed Trust
      Large Cap Value Fund                 1,564,310            29,847
   SEI Institutional Managed Trust
      Small Cap Growth Fund                  213,116             3,199
   SEI Institutional Managed Trust
      Small Cap Value Fund                   177,349             3,217
                                                             ---------
Total Equity Funds
   (Cost $103,679)                                              90,836
                                                             ---------
FIXED INCOME FUNDS -- 39.1%
   SEI Institutional International Trust
      Emerging Markets Debt Fund             632,123             5,860
   SEI Institutional International Trust
      International Fixed Income Fund        922,234             8,743
   SEI Institutional Managed Trust
      Core Fixed Income Fund               3,729,062            38,036
   SEI Institutional Managed Trust
      High Yield Bond Fund                   716,934             5,872
                                                             ---------
Total Fixed Income Funds
   (Cost $60,539)                                               58,511
                                                             ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
      Obligation Fund                      1,509,076             1,509
                                                             ---------
Total Money Market Fund
   (Cost $1,509)                                                 1,509
                                                             ---------
Total Investments -- 100.9%
   (Cost $165,727)                                             150,856
                                                             ---------
Other Assets & Liabilities -- (0.9)%                            (1,398)
                                                             ---------


--------------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
--------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 13,715,712 outstanding shares
   of beneficial interest                                    $158,707
Fund Shares of Class D
   (unlimited authorization -- no par value)
   based on 678,918 outstanding shares
   of beneficial interest                                       8,194
Undistributed net investment income                               548
Accumulated net realized loss on investments                   (3,120)
Net unrealized depreciation on investments                    (14,871)
                                                             --------
Total Net Assets -- 100.0%                                   $149,458
                                                             ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                  $10.39
                                                             ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                  $10.27
                                                             ========


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   11

STATEMENT OF NET ASSETS



DIVERSIFIED MODERATE GROWTH FUND


March 31, 2002

--------------------------------------------------------------------------
                                                          Market Value
Description                                   Shares     ($ Thousands)
--------------------------------------------------------------------------
EQUITY FUNDS -- 60.5%
   SEI Institutional International Trust
      International Equity Fund            2,679,691          $ 23,796
   SEI Institutional Managed Trust
      Large Cap Growth Fund                2,177,515            40,480
   SEI Institutional Managed Trust
      Large Cap Value Fund                 2,323,250            44,328
   SEI Institutional Managed Trust
      Small Cap Growth Fund                  311,342             4,673
   SEI Institutional Managed Trust
      Small Cap Value Fund                   271,864             4,931
                                                             ---------
Total Equity Funds
   (Cost $138,817)                                             118,208
                                                             ---------
FIXED INCOME FUNDS -- 38.8%
   SEI Institutional International Trust
      International Fixed Income Fund      1,990,019            18,865
   SEI Institutional Managed Trust
      Core Fixed Income Fund               5,588,183            57,000
                                                             ---------
Total Fixed Income Funds
   (Cost $77,283)                                               75,865
                                                             ---------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust Prime
      Obligation Fund                      1,885,658             1,886
                                                             ---------
Total Money Market Fund
   (Cost $1,886)                                                 1,886
                                                             ---------
Total Investments -- 100.2%
   (Cost $217,986)                                             195,959
                                                             ---------
Other Assets & Liabilities -- (0.2)%                              (476)
                                                             ---------



--------------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
--------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 14,764,499 outstanding shares
   of beneficial interest                                    $ 201,230
Fund Shares of Class D
   (unlimited authorization -- no par value)
   based on 2,688,594 outstanding shares
   of beneficial interest                                       34,816
Undistributed net investment income                                579
Accumulated net realized loss on investments                   (19,115)
Net unrealized depreciation on investments                     (22,027)
                                                             ---------
Total Net Assets -- 100.0%                                   $ 195,483
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                   $11.21
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                   $11.14
                                                             =========


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
12                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

DIVERSIFIED GLOBAL GROWTH FUND


March 31, 2002

--------------------------------------------------------------------------
                                                          Market Value
Description                                   Shares     ($ Thousands)
--------------------------------------------------------------------------
EQUITY FUNDS -- 80.1%
   SEI Institutional International Trust
      Emerging Markets Equity Fund         1,604,120         $  13,587
   SEI Institutional International Trust
      International Equity Fund            3,073,283            27,291
   SEI Institutional Managed Trust
      Large Cap Growth Fund                2,201,639            40,928
   SEI Institutional Managed Trust
      Large Cap Value Fund                 2,338,293            44,615
   SEI Institutional Managed Trust
      Small Cap Growth Fund                  317,989             4,773
   SEI Institutional Managed Trust
      Small Cap Value Fund                   261,762             4,748
                                                             ---------
Total Equity Funds
   (Cost $162,090)                                             135,942
                                                             ---------
FIXED INCOME FUNDS -- 18.9%
   SEI Institutional International Trust
      Emerging Markets Debt Fund             347,183             3,218
   SEI Institutional International Trust
      International Fixed Income Fund        508,737             4,823
   SEI Institutional Managed Trust
      Core Fixed Income Fund               2,049,860            20,909
   SEI Institutional Managed Trust
      High Yield Bond Fund                   394,865             3,234
                                                             ---------
Total Fixed Income Funds
   (Cost $32,906)                                               32,184
                                                             ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
      Obligation Fund                      1,693,891             1,694
                                                             ---------
Total Money Market Fund
   (Cost $1,694)                                                 1,694
                                                             ---------
Total Investments -- 100.0%
   (Cost $196,690)                                             169,820
                                                             ---------
Other Assets & Liabilities -- 0.0%                                  19
                                                             ---------




--------------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
--------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 13,413,425 outstanding shares
   of beneficial interest                                    $ 177,143
Fund Shares of Class D
   (unlimited authorization -- no par value)
   based on 1,975,996 outstanding shares
   of beneficial interest                                       25,566
Undistributed net investment income                                228
Accumulated net realized loss on investments                    (6,228)
Net unrealized depreciation on investments                     (26,870)
                                                             ---------
Total Net Assets -- 100.0%                                   $ 169,839
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                   $11.05
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                   $10.97
                                                             =========



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   13

STATEMENT OF NET ASSETS


Diversified Global Stock Fund


March 31, 2002

--------------------------------------------------------------------------
                                                          Market Value
Description                                   Shares     ($ Thousands)
--------------------------------------------------------------------------
EQUITY FUNDS -- 99.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund         1,451,351         $  12,293
   SEI Institutional International Trust
      International Equity Fund            2,781,213            24,697
   SEI Institutional Managed Trust
      Large Cap Growth Fund                1,991,943            37,030
   SEI Institutional Managed Trust
      Large Cap Value Fund                 2,116,195            40,377
   SEI Institutional Managed Trust
      Small Cap Growth Fund                  289,086             4,339
   SEI Institutional Managed Trust
      Small Cap Value Fund                   238,021             4,318
                                                             ---------
Total Equity Funds
   (Cost $154,863)                                             123,054
                                                             ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
      Obligation Fund                      1,233,164             1,233
                                                             ---------
Total Money Market Fund
   (Cost $1,233)                                                 1,233
                                                             ---------
Total Investments -- 100.5%
   (Cost $156,096)                                             124,287
                                                             ---------
Other Assets & Liabilities -- (0.5)%                              (610)
                                                             ---------




--------------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
--------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 11,347,700 outstanding shares
   of beneficial interest                                    $ 149,728
Fund Shares of Class D
   (unlimited authorization -- no par value)
   based on 814,589 outstanding shares
   of beneficial interest                                       11,905
Accumulated net realized loss on investments                    (6,147)
Net unrealized depreciation on investments                     (31,809)
                                                             ---------
Total Net Assets -- 100.0%                                   $ 123,677
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                   $10.20
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                    $9.80
                                                             =========


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
14                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

DIVERSIFIED U.S. STOCK FUND


March 31, 2002

--------------------------------------------------------------------------
                                                          Market Value
Description                                   Shares     ($ Thousands)
--------------------------------------------------------------------------
EQUITY FUNDS -- 99.4%
   SEI Institutional Managed Trust
      Large Cap Growth Fund                3,238,210         $  60,198
   SEI Institutional Managed Trust
      Large Cap Value Fund                 3,448,933            65,806
   SEI Institutional Managed Trust
      Small Cap Growth Fund                  468,955             7,039
   SEI Institutional Managed Trust
      Small Cap Value Fund                   396,522             7,193
                                                             ---------
Total Equity Funds
   (Cost $162,588)                                             140,236
                                                             ---------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust Prime
      Obligation Fund                      1,403,373             1,403
                                                             ---------
Total Money Market Fund
   (Cost $1,403)                                                 1,403
                                                             ---------
Total Investments -- 100.4%
   (Cost $163,991)                                             141,639
                                                             ---------
Other Assets & Liabilities -- (0.4)%                              (564)
                                                             ---------


--------------------------------------------------------------------------
                                                                 Value
Description                                              ($ Thousands)
--------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A
   (unlimited authorization -- no par value)
   based on 8,595,009 outstanding shares
   of beneficial interest                                    $ 132,448
Fund Shares of Class D
   (unlimited authorization -- no par value)
   based on 2,495,066 outstanding shares
   of beneficial interest                                       36,870
Undistributed net investment income                                  1
Accumulated net realized loss on investments                    (5,892)
Net unrealized depreciation on investments                     (22,352)
                                                             ---------
Total Net Assets -- 100.0%                                   $ 141,075
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                   $12.84
                                                             =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                                   $12.30
                                                             =========



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   15

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended March 31, 2002

----------------------------------------------------------------------------------------------------------------------------
                                                    DIVERSIFIED                                                  DIVERSIFIED
                                                   CONSERVATIVE                    DIVERSIFIED                        GLOBAL
                                                         INCOME                   CONSERVATIVE               MODERATE GROWTH
                                                           FUND                           FUND                          FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds            $1,944                         $1,644                        $3,246
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                      109                            129                           262
   Investment Advisory Fees                                  55                             64                           131
   Custodian Fees                                             4                              5                             9
   Transfer Agent Fees                                        4                              5                             8
   Professional Fees                                          8                              7                            16
   Registration & Filing Fees                                14                             11                            38
   Printing Fees                                              9                              3                            10
   Trustee Fees                                               2                              3                             4
   Distribution & Shareholder Servicing  Fees (1)           119                            162                            90
   Amortization of Deferred Organization Costs               --                             --                            --
   Other Expenses                                             2                              2                             5
----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           326                            391                           573
----------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                        (109)                          (129)                         (262)
         Reimbursement from Administrator                   (32)                           (23)                          (64)
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                             185                            239                           247
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     1,759                          1,405                         2,999
============================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Loss on
      Investments Sold                                     (681)                        (1,667)                       (1,576)
   Capital Gain Distributions Received
      from Affiliated Funds                                 588                            554                         1,243
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                        (265)                           145                           358
----------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
      (Loss) on Investments                                (358)                          (968)                           25
----------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
   FROM OPERATIONS                                       $1,401                         $  437                        $3,024
============================================================================================================================

(1) All distribution and shareholder servicing fees are incurred at the Class D level. Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
16                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                  DIVERSIFIED        DIVERSIFIED       DIVERSIFIED
                                                     MODERATE             GLOBAL            GLOBAL          DIVERSIFIED
                                                       GROWTH             GROWTH             STOCK           U.S. STOCK
                                                         FUND               FUND              FUND                 FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds         $ 4,746           $ 2,580           $   603                 $801
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                    499               358               247                  277
   Investment Advisory Fees                               250               179               124                  138
   Custodian Fees                                          22                15                11                   10
   Transfer Agent Fees                                     18                13                12                   10
   Professional Fees                                       40                21                23                   13
   Registration & Filing Fees                              77                35                39                   29
   Printing Fees                                           21                 7                11                    5
   Trustee Fees                                            11                 7                 5                    6
   Distribution & Shareholder Servicing  Fees (1)         344               262               105                  347
   Amortization of Deferred Organization Costs             --                --                 5                   --
   Other Expenses                                          10                 7                 6                    4
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                       1,292               904               588                  839
------------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                      (499)             (358)             (247)                (277)
         Reimbursement from Administrator                (149)              (69)              (88)                 (49)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                           644               477               253                  513
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                   4,102             2,103               350                  288
====================================================================================================================================
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Loss on
      Investments Sold                                (19,124)           (6,099)           (4,734)              (6,233)
   Capital Gain Distributions Received
      from Affiliated Funds                             2,272             1,301               788                1,225
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                    13,294             3,249             3,226                6,399
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
      (Loss) on Investments                            (3,558)           (1,549)             (720)               1,391
------------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
   FROM OPERATIONS                                     $  544           $   554           $  (370)              $1,679
====================================================================================================================================



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   17

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)


For the years ended March 31,

-----------------------------------------------------------------------------------------------------------------------------------
                                                      DIVERSIFIED                DIVERSIFIED               DIVERSIFIED GLOBAL
                                                  CONSERVATIVE INCOME            CONSERVATIVE                MODERATE GROWTH
                                                          FUND                       FUND                         FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                      2002           2001        2002            2001        2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                            $1,759        $ 1,943      $1,405         $ 1,724      $2,999         $ 2,155
   Capital Gain Distributions Received
      from Affiliated Funds                            588            552         554           1,190       1,243           2,089
   Net Realized Gain (Loss)
      from Security Transactions                      (681)            33      (1,667)            880      (1,576)            (14)
   Net Change in Unrealized Appreciation
      (Depreciation) on investments                   (265)        (2,236)        145          (8,570)        358         (19,800)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                      1,401            292         437          (4,776)      3,024         (15,570)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
      Class A                                       (1,506)        (1,496)     (1,231)         (1,395)     (2,811)         (1,784)
      Class D                                         (322)          (422)       (265)           (324)       (109)           (154)
   Net Realized Gains:
      Class A                                         (564)        (1,011)     (1,453)         (2,082)     (2,002)         (4,597)
      Class D                                         (171)          (368)       (502)           (730)       (141)           (592)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                              (2,563)        (3,297)     (3,451)         (4,531)     (5,063)         (7,127)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued                   33,384         18,959      22,797          21,902      94,041         103,805
      Reinvestment of Distributions                  1,961          2,268       2,653           3,337       4,778           6,151
      Cost of Shares Redeemed                      (22,942)       (14,266)    (20,951)        (18,402)    (48,523)        (54,109)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                     12,403          6,961       4,499           6,837      50,296          55,847
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
      Proceeds from Shares Issued                    5,115          3,307       3,447           6,829       2,645           3,423
      Reinvestment of Distributions                    474            737         741           1,021         237             677
      Cost of Shares Redeemed                       (5,347)        (2,054)     (9,619)         (3,945)     (4,934)         (1,800)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class D Transactions                        242          1,990      (5,431)          3,905      (2,052)          2,300
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions               12,645          8,951        (932)         10,742      48,244          58,147
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets            11,483          5,946      (3,946)          1,435      46,205          35,450
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                              47,833         41,887      62,758          61,323     103,253          67,803
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                   $59,316        $47,833     $58,812         $62,758    $149,458        $103,253
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                                  3,065          1,668       2,276           1,988       8,993           8,590
      Shares Issued in Lieu of Cash Distributions      181            200         268             305         461             523
      Shares Redeemed                               (2,114)        (1,248)     (2,104)         (1,686)     (4,639)         (4,506)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                        1,132            620         440             607       4,815           4,607
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
      Shares Issued                                    473            293         345             620         256             274
      Shares Issued in Lieu of Cash Distributions       44             65          75              94          23              58
      Shares Redeemed                                 (496)          (182)       (983)           (358)       (482)           (144)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                           21            176        (563)            356        (203)            188
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares             1,153            796        (123)            963       4,612           4,795
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
18                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
                                                DIVERSIFIED           DIVERSIFIED            DIVERSIFIED            DIVERSIFIED
                                              MODERATE GROWTH        GLOBAL GROWTH          GLOBAL STOCK            U.S. STOCK
                                                   FUND                  FUND                   FUND                   FUND
------------------------------------------------------------------------------------------------------------------------------------
                                              2002       2001        2002      2001        2002      2001         2002       2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                    $  4,102  $  5,111     $  2,103  $  2,420    $    350  $    429     $    288   $    413
   Capital Gain Distributions Received
      from Affiliated Funds                    2,272     7,778        1,301     5,619         788     5,112        1,225      7,908
   Net Realized Gain (Loss)
      from Security Transactions             (19,124)    2,149       (6,099)    3,318      (4,734)    6,559       (6,233)       416
   Net Change in Unrealized Appreciation
      (Depreciation) on investments           13,294   (54,934)       3,249   (54,368)      3,226   (51,613)       6,399    (53,143)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                  544   (39,896)         554   (43,011)       (370)  (39,513)       1,679    (44,406)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS DISTRIBUTED FROM:
   Net Investment Income:
      Class A                                 (4,347)   (4,434)      (2,123)   (2,140)       (351)     (487)        (286)      (531)
      Class D                                   (301)     (466)         (84)     (181)         --        --           --         --
   Net Realized Gains:
      Class A                                 (7,291)   (8,231)      (5,614)   (5,351)     (3,960)   (9,888)      (4,103)    (5,681)
      Class D                                 (1,114)   (1,490)      (1,001)   (1,180)       (393)   (1,168)      (1,365)    (2,119)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                       (13,053)  (14,621)      (8,822)   (8,852)     (4,704)  (11,543)      (5,754)    (8,331)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
      Proceeds from Shares Issued             58,209   119,688       71,207    94,094      66,229   139,967       46,737     63,849
      Reinvestment of Distributions           10,352    11,962        7,672     7,287       4,255    10,064        4,286      5,865
      Cost of Shares Redeemed               (118,966)  (50,135)     (69,256)  (38,844)    (54,694)  (85,683)     (42,270)   (32,110)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions              (50,405)   81,515        9,623    62,537      15,790    64,348        8,753     37,604
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
      Proceeds from Shares Issued              8,755    11,387        6,425     8,167       5,067     4,083        8,973      9,246
      Reinvestment of Distributions            1,336     1,900        1,053     1,331         373     1,103        1,305      2,071
      Cost of Shares Redeemed                (15,151)   (7,825)     (12,064)   (5,905)     (8,053)   (2,622)     (13,996)    (8,042)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class D Transactions               (5,060)    5,462       (4,586)    3,593      (2,613)    2,564       (3,718)     3,275
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions        (55,465)   86,977        5,037    66,130      13,177    66,912        5,035     40,879
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets     (67,974)   32,460       (3,231)   14,267       8,103    15,856          960    (11,858)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                       263,457   230,997      173,070   158,803     115,574    99,718      140,115    151,973
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                            $195,483  $263,457     $169,839  $173,070    $123,677  $115,574     $141,075   $140,115
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                            4,996     8,974        6,296     6,806       6,382     9,975        3,571      3,854
      Shares Issued in Lieu of
       Cash Distributions                        913       910          692       551         416       810          329        372
      Shares Redeemed                        (10,445)   (3,818)      (6,252)   (2,847)     (5,324)   (6,267)      (3,192)    (2,001)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                 (4,536)    6,066          736     4,510       1,474     4,518          708      2,225
------------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
      Shares Issued                              763       855          569       590         507       299          714        574
      Shares Issued in Lieu of
       Cash Distributions                        118       146           96       103          38        92          104        137
      Shares Redeemed                         (1,329)     (611)      (1,087)     (445)       (814)     (205)      (1,116)      (502)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                   (448)      390         (422)      248        (269)      186         (298)       209
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Capital Shares      (4,984)    6,456          314     4,758       1,205     4,704          410      2,434
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   19

FINANCIAL HIGHLIGHTS


For the periods ended March 31,
For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------



                                        Net Realized
                                                 and                Distributions
                   Net Asset              Unrealized Distributions           from                                    Ratio of
                      Value,        Net        Gains      from Net       Realized  Net Asset            Net Assets   Expenses
                   Beginning Investment  (Losses) on    Investment        Capital Value, End  Total  End of Period to Average
                   of Period     Income   Securities        Income          Gains  of Period Return   ($Thousands) Net Assets
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2002               $10.96      $0.36       $(0.03)       $(0.40)        $(0.14)    $10.75   3.13%      $ 47,222       0.12%
   2001                11.74       0.52        (0.41)        (0.54)         (0.35)     10.96   0.92         35,729       0.12
   2000*               11.60       0.49         0.34         (0.54)         (0.15)     11.74   7.53         30,969       0.12
   1999*               11.76       0.56         0.26         (0.45)         (0.53)     11.60   7.22         21,973       0.12
   1998*               10.55       0.50         1.46         (0.44)         (0.31)     11.76  19.16         13,862       0.12
   CLASS D
   2002               $10.88      $0.26       $(0.04)       $(0.29)        $(0.14)    $10.67   2.11%      $ 12,094       1.12%
   2001                11.66       0.42        (0.42)        (0.43)         (0.35)     10.88  (0.05)        12,104       1.12
   2000*               11.53       0.37         0.35         (0.44)         (0.15)     11.66   6.47         10,918       1.12
   1999*               11.70       0.40         0.30         (0.34)         (0.53)     11.53   6.19          5,107       1.12
   1998*               10.49       0.38         1.46         (0.32)         (0.31)     11.70  17.90          2,600       1.12

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2002               $10.16      $0.24       $(0.13)       $(0.26)        $(0.30)    $ 9.71   1.11%      $ 47,630       0.12%
   2001                11.75       0.33        (1.10)        (0.34)         (0.48)     10.16  (6.95)        45,372       0.12
   2000*               11.42       0.34         0.76         (0.53)         (0.24)     11.75  10.05         45,363       0.12
   1999*               11.31       0.50         0.48         (0.29)         (0.58)     11.42   8.92         40,304       0.12
   1998*                9.62       0.33         1.78         (0.27)         (0.15)     11.31  22.35         22,125       0.12
   CLASS D
   2002               $10.11      $0.15       $(0.14)       $(0.16)        $(0.30)    $ 9.66   0.06%      $ 11,182       1.12%
   2001                11.70       0.21        (1.10)        (0.22)         (0.48)     10.11 ((7.91)        17,386       1.12
   2000*               11.37       0.22         0.77         (0.42)         (0.24)     11.70   9.01         15,960       1.12
   1999*               11.27       0.38         0.48         (0.18)         (0.58)     11.37   7.84         12,405       1.12
   1998*                9.58       0.24         1.78         (0.18)         (0.15)     11.27  21.29          5,842       1.12

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2002               $10.57      $0.23       $(0.02)       $(0.24)        $(0.15)    $10.39   2.06%      $142,483       0.12%
   2001                13.61       0.32        (2.30)        (0.32)         (0.74)     10.57 (15.19)        94,040       0.12
   2000*               12.14       0.31         1.81         (0.45)         (0.20)     13.61  18.04         58,455       0.12
   1999*               12.49       0.40         0.12         (0.25)         (0.62)     12.14   4.63         24,010       0.12
   1998*               10.15       0.31         2.28         (0.19)         (0.06)     12.49  25.68         13,255       0.12
   CLASS D
   2002               $10.44      $0.16       $(0.05)       $(0.13)        $(0.15)    $10.27   1.06%       $ 6,975       1.12%
   2001                13.47       0.19        (2.28)        (0.20)         (0.74)     10.44 (16.11)         9,213       1.12
   2000*               12.02       0.19         1.79         (0.33)         (0.20)     13.47  16.88          9,348       1.12
   1999*               12.38       0.30         0.10         (0.14)         (0.62)     12.02   3.54          7,142       1.12
   1998*               10.11       0.17         2.28         (0.12)         (0.06)     12.38  24.38          7,001       1.12

DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2002               $11.75      $0.20       $(0.15)       $(0.22)        $(0.37)    $11.21   0.43%      $165,522       0.12%
   2001                14.47       0.28        (2.23)        (0.29)         (0.48)     11.75 (13.95)       226,820       0.12
   2000*               13.18       0.28         1.64         (0.35)         (0.28)     14.47  14.99        191,484       0.12
   1999*               13.22       0.32         0.79         (0.23)         (0.92)     13.18   8.87        131,531       0.12
   1998*               10.74       0.29         2.76         (0.25)         (0.32)     13.22  29.08         50,677       0.12
   CLASS D
   2002               $11.68      $0.10       $(0.17)       $(0.10)        $(0.37)    $11.14  (0.64)%     $ 29,961       1.12%
   2001                14.38       0.15        (2.21)        (0.16)         (0.48)     11.68 (14.75)        36,637       1.12
   2000*               13.10       0.15         1.64         (0.23)         (0.28)     14.38  14.00         39,513       1.12
   1999*               13.16       0.26         0.72         (0.12)         (0.92)     13.10   7.71         27,537       1.12
   1998*               10.67       0.18         2.76         (0.13)         (0.32)     13.16  27.99          8,935       1.12


------------------------------------------------------------------------
                                              Ratio of Net
                                    Ratio of    Investment
                                    Expenses        Income
                                  to Average    to Average
                    Ratio of Net  Net Assets    Net Assets
                      Investment  (Excluding    (Excluding
                          Income     Waivers       Waivers  Portfolio
                      to Average   and Reim-     and Reim-   Turnover
                      Net Assets  bursement)    bursement)       Rate
------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2002                     3.43%       0.38%         3.17%        40%
   2001                     4.68        0.40          4.40         26
   2000*                    4.27        0.41          3.98         32
   1999*                    4.02        0.45          3.69         63
   1998*                    4.37        1.01          3.48         52
   CLASS D
   2002                     2.45%       1.38%         2.19%        40%
   2001                     3.68        1.40          3.40         26
   2000*                    3.27        1.41          2.98         32
   1999*                    2.98        1.45          2.65         63
   1998*                    3.35        2.27          2.20         52

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2002                     2.43%       0.35%         2.20%        31%
   2001                     2.97        0.41          2.68         21
   2000*                    2.96        0.45          2.63         27
   1999*                    3.42        0.45          3.09         30
   1998*                    3.12        0.81          2.43         24
   CLASS D
   2002                     1.45%       1.35%         1.22%        31%
   2001                     1.97        1.41          1.68         21
   2000*                    1.98        1.45          1.65         27
   1999*                    2.41        1.46          2.07         30
   1998*                    2.13        1.91          1.34         24

DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2002                     2.35%       0.37%         2.10%        29%
   2001                     2.61        0.36          2.37         41
   2000*                    2.47        0.44          2.15         54
   1999*                    2.76        0.49          2.39         34
   1998*                    2.66        0.86          1.92         30
   CLASS D
   2002                     1.35%       1.37%         1.10%        29%
   2001                     1.64        1.36          1.40         41
   2000*                    1.52        1.44          1.20         54
   1999*                    1.79        1.49          1.42         34
   1998*                    1.72        1.93          0.91         30

DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2002                     1.78%       0.38%         1.52%        22%
   2001                     2.15        0.38          1.89         19
   2000*                    2.08        0.38          1.82         16
   1999*                    2.41        0.50          2.03         22
   1998*                    2.39        0.74          1.77         20
   CLASS D
   2002                     0.77%       1.38%         0.51%        22%
   2001                     1.17        1.38          0.91         19
   2000*                    1.10        1.38          0.84         16
   1999*                    1.40        1.48          1.04         22
   1998*                    1.37        1.80          0.69         20



--------------------------------------------------------------------------------
20                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

------------------------------------------------------------------------------------------------------------------------------



                                        Net Realized
                                                 and                Distributions
                   Net Asset        Net   Unrealized Distributions           from                                    Ratio of
                      Value, Investment        Gains      from Net       Realized  Net Asset            Net Assets   Expenses
                   Beginning     Income  (Losses) on    Investment        Capital Value, End  Total  End of Period to Average
                   of Period     (Loss)   Securities        Income          Gains  of Period Return   ($Thousands) Net Assets
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2002               $11.49      $0.15       $(0.02)       $(0.16)        $(0.41)    $11.05   1.17%      $148,169       0.12%
   2001                15.42       0.22        (3.43)        (0.22)         (0.50)     11.49 (21.41)       145,719       0.12
   2000*               13.22       0.20         2.84         (0.33)         (0.51)     15.42  23.66        125,893       0.12
   1999*               13.64       0.29         0.27         (0.14)         (0.84)     13.22   4.63         78,798       0.12
   1998*               10.91       0.22         3.04         (0.19)         (0.34)     13.64  30.38         57,012       0.12
   CLASS D
   2002               $11.41      $0.03       $(0.02)       $(0.04)        $(0.41)    $10.97   0.09%      $ 21,670       1.12%
   2001                15.31       0.08        (3.40)        (0.08)         (0.50)     11.41 (22.14)        27,351       1.12
   2000*               13.14       0.05         2.82         (0.19)         (0.51)     15.31  22.39         32,910       1.12
   1999*               13.59       0.14         0.28         (0.03)         (0.84)     13.14   3.50         18,979       1.12
   1998*               10.87       0.10         3.04         (0.08)         (0.34)     13.59  29.22         13,949       1.12

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2002*              $10.58      $0.04       $(0.04)       $(0.03)        $(0.35)    $10.20   0.05%      $115,692       0.12%
   2001                16.00       0.06        (4.23)        (0.06)         (1.19)     10.58 (27.19)       104,455       0.12
   2000*               12.80       0.05         3.60         (0.13)         (0.32)     16.00  28.98         85,672       0.12
   1999*               13.28       0.12         0.36         (0.03)         (0.93)     12.80   4.22         37,987       0.12
   1998*               10.04       0.15         3.31         (0.09)         (0.13)     13.28  34.70         19,730       0.12
   CLASS D
   2002*              $10.25     $(0.06)      $(0.04)       $   --         $(0.35)    $ 9.80  (1.06)%      $ 7,985       1.12%
   2001                15.64      (0.04)       (4.16)           --          (1.19)     10.25 (27.91)        11,119       1.12
   2000*               12.59      (0.09)        3.52         (0.06)         (0.32)     15.64  27.58         14,046       1.12
   1999*               13.16       0.03         0.33            --          (0.93)     12.59   3.23          6,264       1.12
   1998*               10.01       0.01         3.31         (0.04)         (0.13)     13.16  33.38          2,910       1.12

DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2002               $13.23      $0.07       $ 0.09        $(0.04)        $(0.51)    $12.84   1.16%      $110,391       0.12%
   2001                18.58       0.09        (4.55)        (0.08)         (0.81)     13.23 (24.74)       104,377       0.12
   2000*               15.70       0.07         3.35         (0.12)         (0.42)     18.58  22.15        105,229       0.12
   1999*               16.03       0.09         1.25         (0.03)         (1.64)     15.70   9.33         60,766       0.12
   1998*               11.38       0.08         5.53         (0.05)         (0.91)     16.03  50.40         25,357       0.12
   CLASS D
   2002               $12.80     $(0.08)      $ 0.09        $   --         $(0.51)    $12.30   0.03%      $ 30,684       1.12%
   2001                18.09      (0.05)       (4.43)           --          (0.81)     12.80 (25.45)        35,737       1.12
   2000*               15.36      (0.09)        3.27         (0.03)         (0.42)     18.09  20.98         46,744       1.12
   1999*               15.83       0.03         1.14            --          (1.64)     15.36   8.18         24,267       1.12
   1998*               11.32      (0.11)        5.53            --          (0.91)     15.83  48.86         13,794       1.12


--------------------------------------------------------------------------
                                                Ratio of Net
                                      Ratio of    Investment
                                      Expenses Income (Loss)
                      Ratio of Net  to Average    to Average
                        Investment  Net Assets    Net Assets
                            Income  (Excluding    (Excluding
                            (Loss)     Waivers       Waivers  Portfolio
                        to Average   and Reim-     and Reim-   Turnover
                        Net Assets  bursement)    bursement)       Rate
--------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2002                       1.32%       0.36%         1.08%        31%
   2001                       1.53        0.38          1.27         14
   2000*                      1.40        0.45          1.07         17
   1999*                      1.66        0.50          1.28         18
   1998*                      1.76        0.72          1.16         15
   CLASS D
   2002                       0.34%       1.36%         0.10%        31%
   2001                       0.55        1.38          0.29         14
   2000*                      0.39        1.45          0.06         17
   1999*                      0.49        1.50          0.11         18
   1998*                      0.72        1.76          0.08         15

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2002*                      0.36%       0.39%         0.09%        36%
   2001                       0.46        0.36          0.22         46
   2000*                      0.35        0.37          0.10         13
   1999*                      0.58        0.50          0.20         30
   1998*                      0.85        1.13         (0.16)        10
   CLASS D
   2002*                     (0.60)%      1.39%        (0.87)%       36%
   2001                      (0.52)       1.36         (0.76)        46
   2000*                     (0.64)       1.37         (0.89)        13
   1999*                     (0.56)       1.50         (0.94)        30
   1998*                     (0.07)       2.52         (1.47)        10

DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2002                       0.45%       0.35%         0.22%        35%
   2001                       0.53        0.39          0.26         19
   2000*                      0.43        0.41          0.14         12
   1999*                      0.48        0.49          0.11         30
   1998*                      0.57        0.80         (0.11)        21
   CLASS D
   2002                      (0.54)%      1.35%        (0.77)%       35%
   2001                      (0.43)       1.39         (0.70)        19
   2000*                     (0.56)       1.41         (0.85)        12
   1999*                     (0.53)       1.50         (0.91)        30
   1998*                     (0.42)       1.82         (1.12)        21



* Per share calculations were performed using average shares for each period.

Amounts designated as "--" are zero or have been rounded to zero.




The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   21

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION

SEI Asset Allocation Trust, (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with seven diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund. Each Fund offers shareholders the opportunity to invest in certain underlying Funds, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, Class A Shares and Class D Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.


SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in the underlying Funds, which are valued at their respective daily net asset values.


FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is required in the accompanying financial statements.


SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.


CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.


EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.


DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.


USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Funds implemented the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), as required on April 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.



3. INVESTMENT ADVISORY, MANAGEMENT, DISTRIBUTION AND SHAREHOLDER SERVICING AGREEMENTS

Under the Investment Advisory Agreement with the Trust, SEI Investments Management Corporation ("SIMC" or the "Adviser") acts as the investment adviser to each Fund. For its investment advisory services to the Trust, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .10% of each Fund's average daily net assets.

Under the Administration Agreement with the Trust, SEIInvestments Fund Management (the "Manager") provides the Trust with overall management services and shareholder servicing. For its services, the Manager is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. The Manager has voluntarily agreed to waive all or a portion of their fees and to reimburse the Funds so that the total annual expenses of each fund will not exceed the expense limitations adopted by the



--------------------------------------------------------------------------------
22                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

Manager. These waivers and reimbursements may be terminated by the Manager at any time at their sole discretion.

SEI Investments Distribution Company (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trustees of the Trust have adopted a distribution and service plan for the Trust's Class D shares (the "Class D Plan") pursuant to Rule 12b-1 under the 1940 Act. The Class D Plan provides for payments to the distributor for distribution-related services at an annual rate of .75% of each Fund's average daily net assets attributable to Class D Shares. In addition, each Fund pays the Distributor a fee in connection with the ongoing servicing of share-holder accounts owning such Class D Shares, calculated and payable monthly, at an annual rate of .25% of the value of the average daily net assets attributable to Class D Shares of the Fund.


4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs were capitalized by the Trust and were amortized over 60 months commencing with operations. In the event any of the initial shares were redeemed by any holder thereof during the period that the Trust was amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust would have been reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption. These costs included legal fees of approximately $50,000 for organizational work performed by a law firm of which an officer and Trustee of the Trust are Partners.

Certain officers of the Trust are also officers of the Manager and Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of affiliated officers and Trustees of the Trust is paid by the Manager.


5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2002, were as follows:

-----------------------------------------------------------------------
                                                                 Total
                                                                 (000)
-----------------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                                      $28,776
SALES                                                           17,514

Diversified Conservative Fund
PURCHASES                                                       19,789
SALES                                                           22,594

Diversified Global Moderate Growth Fund
PURCHASES                                                       85,007
SALES                                                           36,793

Diversified Moderate Growth Fund
PURCHASES                                                       53,938
SALES                                                          117,583

Diversified Global Growth Fund
PURCHASES                                                      55,416
SALES                                                          56,554

Diversified Global Stock Fund
PURCHASES                                                      52,628
SALES                                                          43,555

Diversified U.S. Stock Fund
PURCHASES                                                      49,404
SALES                                                          48,690


At March 31, 2002, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investment securities at March 31, 2002, for each Fund is as follows:

-----------------------------------------------------------------------------
                                                                          Net
                            Federal  Appreciated   Depreciated     Unrealized
                           Tax Cost   Securities    Securities   Depreciation
        Fund                  (000)        (000)         (000)          (000)
-----------------------------------------------------------------------------
Diversified Conservative
    Income Fund            $ 63,544       $  561     $ (2,986)      $ (2,670)
Diversified Conservative
    Fund                     65,206          190       (6,558)        (6,368)
Diversified Global
    Moderate Growth
    Fund                    166,788        2,065      (17,997)       (15,932)
Diversified Moderate
    Growth Fund             219,322        2,385      (25,748)       (23,363)
Diversified Global
    Growth Fund             198,173        3,162      (31,515)       (28,353)
Diversified Global
    Stock Fund              157,701        2,199      (35,613)       (33,414)
Diversified U.S.
    Stock Fund              168,165        2,148      (28,674)       (26,526)




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   23

6. FEDERAL TAX INFORMATION

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

--------------------------------------------------------------------------------
                                 Undistributed   Accumulated
                                Net Investment      Realized     Paid-in-
                                 Income/(Loss)   Gain/(Loss)      Capital
                                         (000)         (000)        (000)
--------------------------------------------------------------------------------
Diversified Moderate Growth Fund           $(1)           $1          $--
Diversified Global Growth Fund              (1)            1           --
Diversified Global Stock Fund               (2)            2           --


The tax character of dividends and distributions paid during the years ended March 31, 2002 and March 31, 2001 were as follows (000):


--------------------------------------------------------------------------------
                             Ordinary          Long-term
                              Income         Capital Gain         Totals
                           2002    2001      2002    2001      2002    2001
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund             $2,170  $2,097    $  393  $1,200    $2,563  $ 3,297
Diversified Conservative
  Fund                     1,793   2,066     1,658   2,465     3,451    4,531
Diversified Global
  Moderate Growth
  Fund                     3,447   2,539     1,616   4,588     5,063    7,127
Diversified Moderate
  Growth Fund              5,710   7,236     7,343   7,385    13,053   14,621
Diversified Global
  Growth Fund              2,668   3,933     6,154   4,919     8,822    8,852
Diversified Global
  Stock Fund                 560   1,903     4,144   9,640     4,704   11,543
Diversified U.S.
  Stock Fund                 645   3,160     5,109   5,171     5,754    8,331





As of March 31, 2002, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows (000):

--------------------------------------------------------------------------------
                                           Undistributed
                                                Ordinary        Unrealized
                                                  Income      Depreciation
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund                                       $384         $ (2,670)
Diversified Conservative Fund                        287           (6,368)
Diversified Global Moderate
  Growth Fund                                        548          (15,932)
Diversified Moderate Growth Fund                     579          (23,363)
Diversified Global Growth Fund                       230          (28,353)
Diversified Global Stock Fund                          1          (33,414)
Diversified U.S. Stock Fund                            1          (26,526)


The Funds had capital loss carryforwards at March 31, 2002 as follows (000):


--------------------------------------------------------------------------------
                                                                       Post
                                         Years    Capital Loss      October
                                      Expiring      Carryovers         Loss
--------------------------------------------------------------------------------
Diversified Conservative
  Income Fund                             2010          $  320       $  120
Diversified Conservative Fund             2010              50          810
Diversified Global Moderate
  Growth Fund                             2010             786        1,273
Diversified Moderate Growth Fund          2010           2,392       15,387
Diversified Global Growth Fund            2010           2,073        2,674
Diversified Global Stock Fund             2010           2,043        2,500
Diversified U.S. Stock Fund               2010           1,718           --


For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

Post-October loss represents losses realized on investments from November 1, 2001 through March 31, 2002 that, in accordance with Federal income tax regulations the Fund has elected to defer and treat as having arisen in the following fiscal year.

Amounts designated as "--" are either $0 or have been rounded to $0.



--------------------------------------------------------------------------------
24                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2002




REPORT OF INDEPENDENT ACCOUNTANTS



TO THE SHAREHOLDERS AND TRUSTEES OF SEI ASSET ALLOCATION TRUST

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, and Diversified U.S. Stock Fund (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust") at March 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the transfer agent of the affiliated funds, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
May 8, 2002








--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   25

TRUSTEES OF THE TRUST (UNAUDITED)



Set forth below are the names, dates of birth, position with the SEI Asset Allocation Funds (the "Trust"), length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside fund complex of each of the persons currently serving as Trustees of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI may be obtained without charge by calling [1-800-342-5734].

-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                          NUMBER OF
                                      OFFICE                                          PORTFOLIOS
                                        AND               PRINCIPAL                     IN FUND
       NAME             POSITION(S)  LENGTH OF          OCCUPATION(S)                   COMPLEX          OTHER DIRECTORSHIPS
     ADDRESS,            HELD WITH     TIME              DURING PAST                   OVERSEEN                HELD BY
      AND AGE             TRUSTS      SERVED(1)          FIVE YEARS                   BY TRUSTEE               TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
Robert A. Nesher         Chairman   since 1995    Currently performs various              66      Trustee of The Advisors' Inner
One Freedom               of the                  services on behalf of SEI                       Circle Fund, The Arbor Fund,
Valley Drive,            Board of                 Investments Company for                         Bishop Street Funds, and The
Oaks, PA 19456           Trustees*                which Mr. Nesher is                             Expedition Funds.
55 yrs. old                                       compensated.
-----------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee*   since 1995    Partner, Morgan, Lewis &                66      Trustee of The Advisors' Inner
1701 Market Street                                Bockius LLP (law firm),                         Circle Fund, The Arbor Fund,
Philadelphia, PA                                  counsel to the Trusts, SEI                      and The Expedition Funds;
19103                                             Investments Company, the                        Director of SEI Investments
62 yrs. old                                       Adviser, the Administrator                      since 1974.
                                                  and the Distributor.
-----------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee   since 1995    President, Orange County                66      Trustee of STI Classic Funds
One Freedom                                       Publishing Co., Inc.; Publisher,                and STI Classic Variable Trust.
Valley Drive,                                     Paoli News and Paoli Republican;
Oaks, PA 19456                                    and Editor, Paoli Republican,
69 yrs. old                                       October 1981-January 1997.
                                                  President, H&W Distribution, Inc.,
                                                  since July 1984.
-----------------------------------------------------------------------------------------------------------------------------------
James M. Storey           Trustee   since 1995    Retired, Partner, Dechert Price         66      Trustee of The Advisors' Inner
One Freedom                                       & Rhoads, September 1987-                       Circle Fund, The Arbor Fund,
Valley Drive,                                     December 1993.                                  and The Expedition Funds.
Oaks, PA 19456
71 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.   Trustee   since 1996    Chief Executive Officer, Newfound       66      Trustee of The Advisors' Inner
One Freedom                                       Consultants Inc. since April 1997.              Circle Fund, The Arbor Fund,
Valley Drive                                      Treasurer and Clerk, Peak Asset                 and The Expedition Funds;
Oaks, PA 19456                                    Management, Inc., since 1991.                   Trustee, Navigator Securities
59 yrs. old                                                                                       Lending Trust, since 1995.
-----------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco        Trustee   since 1999    Principal, Grecoventures (consulting    66      Director, Sonoco, Inc.; Director,
One Freedom`                                      firm) since August 1997. President,             PECOEnergy; Director, Radian,
Valley Drive                                      Corestates Financial Corp., 1991-1997;          Inc.; Trustee, Pennsylvania
Oaks, PA 19456                                    Chief Executive Officer and President,          Real Estate Investment Trust;
56 yrs. old                                       Corestates Bank, N.A., 1991-1997.               Director, Cardone Industries,
                                                                                                  Inc.; Director, Genuardi
                                                                                                  Markets, Inc.; and Director,
                                                                                                  PRWT Comserve, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trusts' Distributor.

(1) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.



--------------------------------------------------------------------------------
26                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                               NUMBER OF
                                      OFFICE                                               PORTFOLIOS
                                        AND               PRINCIPAL                          IN FUND
       NAME             POSITION(S)  LENGTH OF          OCCUPATION(S)                        COMPLEX          OTHER DIRECTORSHIPS
     ADDRESS,            HELD WITH     TIME              DURING PAST                        OVERSEEN                HELD BY
      AND AGE             TRUSTS      SERVED(1)          FIVE YEARS                        BY TRUSTEE               TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin       President   since 1995   Executive Vice President and                 N/A                     N/A
One Freedom                & CEO                  President - Asset Management
Valley Drive,                                     Division of SEI Investments since
Oaks, PA 19456                                    1993. Executive Vice President of
51 yrs. old                                       the Adviser and the Administrator
                                                  since 1994. Senior Vice President
                                                  of the Distributor, 1986-1991; Vice
                                                  President of the Distributor, 1981-1986.
-----------------------------------------------------------------------------------------------------------------------------------
James R. Foggo              CFO      since 1998   Vice President and Assistant Secretary       N/A                     N/A
One Freedom                                       of SEI Investments since January 1998.
Valley Drive                                      Vice President and Secretary of the
Oaks, PA 19456                                    Adviser, Administrator and Distributor
37 yrs. old                                       since May 1999. Associate, Paul, Weiss,
                                                  Rifkind, Wharton & Garrison (law firm),
                                                  1998. Associate, Baker & McKenzie
                                                  (law firm), 1995-1998. Associate, Battle
                                                  Fowler L.L.P. (law firm), 1993-1995.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice      since 1999   Employed by SEI Investments since            N/A                     N/A
One Freedom              President                October 1999. Vice President and
Valley Drive                and                   Assistant Secretary of the Adviser,
Oaks, PA 19456           Assistant                Administrator and Distributor since
34 yrs. old              Secretary                December 1999. Associate, Dechert
                                                  Price & Rhoads (law firm), 1997-1999.
                                                  Associate, Richter, Miller &
                                                  Finn (law firm), 1993-1997.
-----------------------------------------------------------------------------------------------------------------------------------
Todd B. Cipperman          Vice      since 1995   Senior Vice President and General            N/A                     N/A
One Freedom              President                Counsel of SEI Investments; Senior
Valley Drive                and                   Vice President, General Counsel and
Oaks, PA 19456           Assistant                Secretary of the Adviser, the
36 yrs. old              Secretary                Administrator and the Distributor
                                                  since 2000. Vice President and
                                                  Assistant Secretary of SEI
                                                  Investments, the Adviser, the
                                                  Administrator and the Distributor,
                                                  1995-2000. Associate, Dewey
                                                  Ballantine (law firm), 1994-1995.
-----------------------------------------------------------------------------------------------------------------------------------
Lydia A. Gavalis           Vice      since 1998   Vice President and Assistant Secretary       N/A                     N/A
One Freedom              President                of SEI Investments, the Adviser, the
Valley Drive                and                   Administrator and the Distributor since
Oaks, PA 19456           Assistant                1998. Assistant General Counsel and
37 yrs. old              Secretary                Director of Arbitration, Philadelphia
                                                  Stock Exchange, 1989-1998.
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   27

TRUSTEES OF THE TRUST (UNAUDITED) (CONCLUDED)



-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                               NUMBER OF
                                      OFFICE                                               PORTFOLIOS
                                        AND               PRINCIPAL                          IN FUND
       NAME             POSITION(S)  LENGTH OF          OCCUPATION(S)                        COMPLEX          OTHER DIRECTORSHIPS
     ADDRESS,            HELD WITH     TIME              DURING PAST                        OVERSEEN                HELD BY
      AND AGE             TRUSTS      SERVED(1)          FIVE YEARS                        BY TRUSTEE               TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Christine M.               Vice      since 1999   Employed by SEI Investments since            N/A                     N/A
McCullough               President                November 1, 1999. Vice President
One Freedom                 and                   and Assistant Secretary of the Adviser,
Valley Drive             Assistant                the Administrator and the Distributor
Oaks, PA 19456           Secretary                since December 1999. Associate at
41 yrs. old                                       White and Williams LLP, 1991-1999.
                                                  Associate at Montgomery,
                                                  McCracken, Walker & Rhoads,
                                                  1990-1991.
-----------------------------------------------------------------------------------------------------------------------------------
Sherry Kajdan              Vice      since 2001   Vice President and Assistant Secretary       N/A                     N/A
Vetterlein               President                of SEI Investments Mutual Funds
One Freedom                 and                   Services since January 2001.
Valley Drive             Assistant                Shareholder/Partner, Buchanan
Oaks, PA 19456           Secretary                Ingersoll Professional Corporation
39 yrs. old                                       (1992-2000).
-----------------------------------------------------------------------------------------------------------------------------------
William E. Zitelli, Jr.    Vice      since 2001   Vice President and Assistant Secretary       N/A                     N/A
One Freedom              President                of the Administrator and Distributor
Valley Drive                and                   since August 2000. Vice President,
Oaks, PA 19456           Assistant                Merrill Lynch & Co. Asset Management
33 yrs. old              Secretary                Group (1998-2000). Associate at
                                                  Pepper Hamilton LLP (1997-1998).
                                                  Associate at Reboul, MacMurray, Hewitt,
                                                  Maynard & Kristol (1994-1997).
-----------------------------------------------------------------------------------------------------------------------------------
Robert S. Ludwig           Vice      since 1985   Employed by SEI Investments since 1985.      N/A                     N/A
One Freedom              President                Senior Vice President and Chief Investment
Valley Drive                and                   Officer of SEIAsset Management Group
Oaks, PA 19456           Assistant                since 1995. Manager of Product
52 yrs. old              Secretary                Development for SEI's institutional
                                                  mutual funds and repurchase trading
                                                  desk from 1985-1995. Held various product
                                                  management and development positions
                                                  at Chase Econometrics and Interactive
                                                  Data Corporation from 1974-1985.
-----------------------------------------------------------------------------------------------------------------------------------
John C. Munch              Vice      since 2002   Vice President and Assistant Secretary       N/A                     N/A
One Freedom              President                of the Administrator and Distributor
Valley Drive                and                   since November 2001. Associate,
Oaks, PA 19456           Assistant                Howard, Rice, Nemorvoski, Canady,
31 yrs. old              Secretary                Falk & Rabkin (law firm), 1998-2001.
                                                  Associate, Seward & Kissel LLP (law
                                                  firm), 1996-1998.
-----------------------------------------------------------------------------------------------------------------------------------


Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

(1) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.




--------------------------------------------------------------------------------
28                   SEI Asset Allocation Trust / Annual Report / March 31, 2002

NOTICE TO SHAREHOLDERS (Unaudited)



For shareholders that do not have a March 31, 2002 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2002 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2002 the Funds of the SEI Asset Allocation Trust are designating long term capital gains and qualifying dividend income with regard to distributions paid during the year as follows:

                                             (A)               (B)
                                          LONG TERM         ORDINARY
                                        CAPITAL GAINS        INCOME            TOTAL
                                        DISTRIBUTIONS     DISTRIBUTIONS    DISTRIBUTIONS
FUND                                     (TAX BASIS)       (TAX BASIS)      (TAX BASIS)
Diversified Conservative Income             15%                85%             100%
Diversified Conservative                    48%                52%             100%
Diversified Global Moderate Growth          32%                68%             100%
Diversified Moderate Growth                 56%                44%             100%
Diversified Global Growth                   70%                30%             100%
Diversified Global Stock                    88%                12%             100%
Diversified U.S. Stock                      89%                11%             100%

                                             (C)               (D)
                                         QUALIFYING        TAX-EXEMPT
FUND                                    DIVIDENDS(1)        INTEREST
Diversified Conservative Income              3%                 0%
Diversified Conservative                     5%                 0%
Diversified Global Moderate Growth           7%                 0%
Diversified Moderate Growth                 11%                 0%
Diversified Global Growth                   18%                 0%
Diversified Global Stock                    71%                 0%
Diversified U.S. Stock                     100%                 0%



(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (D)are based on the percentage of ordinary income distributions of each Fund.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2002                   29

NOTES

NOTES

NOTES

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2002



Robert A. Nesher, CHAIRMAN


TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James R. Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY



INVESTMENT ADVISER
SEI Investments Management


MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management


DISTRIBUTOR
SEI Investments Distribution Co.


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.


FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)